Summary of significant accounting policies - Summary of Principal Foreign Currency Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1.133	1.227	1.123
Average foreign exchange rate	1.183	1.142	1.119
Switzerland, Francs
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1.033	1.080	1.085
Average foreign exchange rate	1.081	1.070	1.113
Chinese Renminbi
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	7.195	8.023	7.821
Average foreign exchange rate	7.629	7.874	7.735
Pound Sterling
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	0.840	0.899	0.851
Average foreign exchange rate	0.860	0.890	0.878
Hong Kong Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	8.833	9.514	8.747
Average foreign exchange rate	9.193	8.857	8.772
Singapore Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	1.528	1.622	1.511
Average foreign exchange rate	1.589	1.574	1.527
United Arab Emirates Dirham
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	4.160	4.507	4.126
Average foreign exchange rate	4.344	4.194	4.111
Japanese Yen
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Closing foreign exchange rate	130.380	126.490	121.940
Average foreign exchange rate	129.877	121.832	122.021